16. Related Party (Details Narrative) - USD ($)	12 Months Ended		15 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2017	Sep. 30, 2019
Due to related party	$ 346,759	$ 0	$ 0	$ 933,596
Andy Heyward Animation Art [Member]
Royalty income	0	96
Andy Heyward [Member]
Production cost			186,000
Andy Heyward [Member] | Animation Production Services [Member]
Due to related party	45,310
Andy Heyward [Member] | Executive Producer Fee [Member]
Due to related party	235,600
Gregory Payne [Member]
Due from related party	0	5,558	5,558
Foothill Entertainment [Member]
Due from related party	$ 0	$ 7,517	$ 7,517